Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2021
Cost Of Sales
Cost of Sales (Table)

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Time charter, voyage and port terminal expenses	$55,110	$46,312	$42,536
Direct vessel expenses	60,475	48,748	48,725
Cost of products sold-liquid port terminal	13,345	16,129	9,077
Depreciation and amortization	34,957	32,533	34,217
Impairment losses	19,396	-	2,569
Total costs of sales	$183,283	$143,722	$137,124

Cost of Sales - Time Charter, Voyage and Port Terminal Expenses (Table)

	Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019
Fuel	$20,710	$	$ 13,488	$14,103
Time charter	5,887		6,587	3,865
Ports payroll and related costs	8,651		8,036	8,880
Ports repairs and maintenance	2,038		1,862	2,011
Ports rent	887		992	1,214
Ports insurances	2,954		2,943	1,708
Docking expenses	3,382		2,712	2,423
Maritime and regulatory fees	1,455		1,301	802
Towing expenses	5,348		4,193	3,526
Other expenses	3,798		4,198	4,004
Total	$55,110		$46,312	$42,536

Cost of Sales - Direct Vessel Expenses (Table)

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Payroll and related costs	$35,253	$27,698	$27,837
Insurances	4,370	3,982	3,931
Repairs and maintenance	4,820	6,568	6,100
Lubricants	939	794	686
Victualing	1,704	1,317	1,223
Travel expenses	2,761	2,028	2,557
Stores	2,996	2,486	2,167
Other expenses	7,632	3,875	4,224
Total	$60,475	$48,748	$48,725

Cost of Sales - Depreciation and Amortization (Table)

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Depreciation of tangible assets	$32,028	$29,611	$31,296
Depreciation of RoU asset	157	149	148
Amortization of intangible assets	2,772	2,773	2,773
Total	$34,957	$32,533	$34,217